Long-Term Debt (Tables)	12 Months Ended
Apr. 30, 2026
Debt Disclosure [Abstract]
Schedule of Long-Term Debt, at Amortized Cost
Long-term debt, at amortized cost, consisted of the following:

In thousands	April 30, 2026	April 30, 2025
Senior Unsecured Notes	$400,000	$400,000
Less: Unamortized discount and issuance costs	(1,435)	(2,264)
Long-term borrowings, net of unamortized discount and debt issuance costs	$398,565	$397,736